UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-10145
                                                   ----------

                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                               Angus N G Macdonald

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000
                                                    -------------------

Date of fiscal year end: DECEMBER 31
                         -----------

Date of reporting period: MARCH 31, 2007
                          --------------

EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4 (2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1.  SCHEDULE OF INVESTMENTS.


PORTFOLIO OF INVESTMENTS
MARCH 31, 2007  (UNAUDITED)                BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                          SHARES         U. S. $ VALUE
---------------------------------------------------------------------------------------------

COMMON STOCKS - 94.2%
BRAZIL - 6.8%
Companhia Vale do Rio Doce ADR                                   74,500         $ 2,755,755
Gol-Linhas Inteligentes SA ADR                                   55,300           1,682,779
Lojas Renner SA                                                  80,000           1,043,988
Petroleo Brasileiro SA ADR                                       75,500           7,513,005
Unibanco - Uniao de Bancos Brasileiros SA GDR                    12,800           1,119,488
                                                                                -----------
                                                                                 14,115,015
                                                                                -----------
BOLIVIA - 0.5%
Apex Silver Mines Ltd. (a)                                       74,367             960,078
                                                                                -----------
CHILE - 0.4%
Banco Santander Chile SA ADR                                     15,600             777,972
                                                                                -----------
CHINA - 14.1%
Angang Steel Co. Ltd., Class H                                  676,000           1,173,057
China Mobile Ltd.                                               435,000           3,955,178
China Overseas Land & Investment Ltd.                           392,000             492,618
China Shenhua Energy Co., Ltd., Class H                       1,021,000           2,469,450
China Unicom Ltd.                                             2,248,000           3,239,272
CNOOC Ltd.                                                    2,371,000           2,078,427
Datang International Power Generation Co., Ltd., Class H      2,038,000           1,929,961
Denway Motors Ltd.                                            3,666,000           1,599,777
GOME Electrical Appliances Holdings Ltd.                      1,192,000           1,325,589
Huaneng Power International, Inc., Class H                    2,372,000           2,064,126
Hutchison Telecommunications International Ltd. (a)           2,019,000           4,092,646
Jiangsu Express Co., Ltd., Class H                            1,032,000             805,605
Kingboard Chemical Holdings Ltd.                                483,500           2,032,566
PetroChina Co., Ltd., Class H                                 1,646,000           1,952,640
Shanghai Prime Machinery Co., Ltd., Class H (a)                 256,000             116,956
                                                                                -----------
                                                                                 29,327,868
                                                                                -----------
COLOMBIA - 0.4%
Bancolombia SA ADR                                               28,900             800,241
                                                                                -----------
EGYPT - 1.7%
Commercial International Bank GDR                               164,000           1,594,146
Orascom Construction Industries GDR                              18,800           1,887,772
                                                                                -----------
                                                                                  3,481,918
                                                                                -----------
INDIA - 4.8%
Infosys Technologies Ltd.                                       121,000           5,619,617
Reliance Industries Ltd. GDR                                     69,300           4,369,573
                                                                                -----------
                                                                                  9,989,190
                                                                                -----------

See previously submitted notes to financial statements for the annual period ended December 31, 2006.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2007  (UNAUDITED)                BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                          SHARES         U. S. $ VALUE
---------------------------------------------------------------------------------------------

INDONESIA - 4.2%
PT Bank Mandiri                                               7,197,500         $ 1,971,918
PT Bank Rakyat Indonesia                                      4,387,500           2,428,151
PT Indosat Tbk                                                3,284,500           2,249,658
PT Telekomunikasi Indonesia Tbk                               1,970,400           2,126,952
                                                                                -----------
                                                                                  8,776,679
                                                                                -----------
IRELAND - 0.5%
Kenmare Resources Plc. (a)                                    1,159,000           1,102,504
                                                                                -----------
ISRAEL - 1.9%
Teva Pharmaceutical Industries Ltd. ADR                         108,300           4,053,669
                                                                                -----------
LUXEMBOURG - 0.5%
Ternium SA ADR                                                   36,500           1,019,810
                                                                                -----------
MALAYSIA - 3.3%
Bumiputra-Commerce Holdings Berhad                              775,000           2,230,296
IOI Corp. Berhad                                                406,300           2,597,030
Sime Darby Berhad                                               895,000           2,096,746
                                                                                -----------
                                                                                  6,924,072
                                                                                -----------
MEXICO - 7.0%
America Movil SA de CV, Series L                              1,137,108           2,721,046
America Movil SA de CV, Series L ADR                             81,100           3,875,769
Consorcio ARA SA de CV                                          765,600           1,321,019
Grupo Financiero Banorte SA de CV, Class O                      761,000           3,614,430
WalMart de Mexico SA de CV, Series V                            730,880           3,128,218
                                                                                -----------
                                                                                 14,660,482
                                                                                -----------
RUSSIA - 7.9%
AFK Sistema GDR Reg S                                            34,800             988,320
AO VimpelCom ADR (a)                                             22,600           2,143,384
Gazprom ADR                                                     179,500           7,521,050
Mining and Metallurgical Co. Norilsk Nickel ADR                   9,000           1,669,500
OAO Rosneft Oil Co. GDR 144A* (a)                               463,400           3,869,390
Sberbank GDR Reg S (a)                                              600             256,380
                                                                                -----------
                                                                                 16,448,024
                                                                                -----------
SOUTH AFRICA - 6.9%
ABSA Group Ltd.                                                 110,000           2,115,974
Anglo American Platinum Corp., Ltd.                               8,700           1,372,927
Anglo American Plc.                                              83,600           4,414,864
FirstRand Ltd.                                                  410,000           1,390,693
Impala Platinum Holdings Ltd.                                    41,500           1,304,711
Imperial Holdings Ltd. (a)                                       41,868             874,595
Massmart Holdings Ltd.                                           89,156           1,036,926
Naspers Ltd., Class N                                            75,900           1,836,670
                                                                                -----------
                                                                                 14,347,360
                                                                                -----------

See previously submitted notes to financial statements for the annual period ended December 31, 2006.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2007  (UNAUDITED)                BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                          SHARES         U. S. $ VALUE
---------------------------------------------------------------------------------------------

SOUTH KOREA - 17.9%
Daegu Bank                                                       59,500         $ 1,081,703
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)           48,000           1,763,130
Hana Financial Group, Inc.                                       50,000           2,588,773
Hite Brewery Co., Ltd. (a)                                       10,700           1,279,768
Hyundai Development Co. (a)                                      44,630           2,462,574
Hyundai Marine & Fire Insurance Co., Ltd.                        75,300           1,040,719
Industrial Bank of Korea (a)                                    146,300           2,931,910
ORION Corp. (a)                                                   5,700           1,411,971
POSCO                                                             2,700           1,133,851
Samsung Corp.                                                   216,420           7,822,964
Samsung Fire & Marine Insurance Co., Ltd.                        22,200           3,717,308
Samsung Heavy Industries Co., Ltd.                              105,700           2,820,615
Shinsegae Co., Ltd.                                               6,050           3,473,315
Woongjin Coway Co., Ltd. (a)                                     51,100           1,434,233
Yuhan Corp.                                                      14,724           2,308,941
                                                                                -----------
                                                                                 37,271,775
                                                                                -----------
TAIWAN - 12.3%
Chang Hwa Commercial Bank (a)                                 3,079,000           1,856,221
China Life Insurance Co., Ltd. (a)                            1,984,000             878,327
Far Eastern Department Stores Ltd.                            2,539,160           1,691,904
Far Eastern International Bank                                1,091,000             583,546
High Tech Computer Corp.                                        119,200           1,837,060
Hon Hai Precision Industry Co., Ltd.                            945,846           6,345,274
Shin Kong Financial Holding Co., Ltd.                         2,089,178           1,852,937
SinoPac Financial Holdings Corp.                              3,983,891           1,829,903
Taishin Financial Holdings Co., Ltd.                          1,780,000             914,420
Taiwan Fertilizer Co., Ltd.                                     555,000             922,428
Taiwan Semiconductor Manufacturing Co., Ltd.                  3,425,892           7,029,435
                                                                                -----------
                                                                                 25,741,455
                                                                                -----------
THAILAND - 1.7%
Bangkok Bank PCL NVDR                                           435,800           1,344,370
PTT Exploration & Production PCL NVDR                           348,300             895,373
Thai Beverage PCL                                             7,829,000           1,263,241
                                                                                -----------
                                                                                  3,502,984
                                                                                -----------
TURKEY - 1.4%
Turkcell Iletisim Hizmetleri AS                                 152,653             781,143
Turkiye Garanti Bankasi AS                                      497,213           2,239,698
                                                                                -----------
                                                                                  3,020,841
                                                                                -----------
TOTAL COMMON STOCKS
  (cost $133,626,697)                                                           196,321,937
                                                                                -----------

See previously submitted notes to financial statements for the annual period ended December 31, 2006.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2007  (UNAUDITED)                BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                          SHARES         U. S. $ VALUE
---------------------------------------------------------------------------------------------

PREFERRED STOCKS - 3.6%
Brazil -- 3.6%
Itausa - Investimentos Itau SA                                1,336,106         $ 7,509,882
                                                                                -----------
  (cost $3,260,891)

TOTAL INVESTMENTS - 97.8%
  (cost $136,887,588)                                                           203,831,819
Other assets less liabilities - 2.2%                                              4,662,013
                                                                                -----------
NET ASSETS - 100.0%                                                            $208,493,832
                                                                                ===========

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuing is not required.

 At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $136,887,588. Net unrealized appreciation aggregated $66,944,231 of which $68,989,532 related to appreciated investment securities and $2,045,301 related to depreciated investment securities.


See previously submitted notes to financial statements for the annual period ended December 31, 2006.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               BAILLIE GIFFORD FUNDS
                          -------------------------------------------




By (Signature and Title)     /s/ R Robin Menzies
                             -------------------------------
                             R ROBIN MENZIES, PRESIDENT

                                     May 14, 2007
                             --------------------------
                                        DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ R Robin Menzies
                                ------------------------------
                                R ROBIN MENZIES, PRESIDENT

                                     May 14, 2007
                                -------------------------
                                        DATE

By (Signature and Title)      /s/ Nigel Cessford
                              -------------------------------
                              NIGEL CESSFORD, TREASURER

                                    May 14, 2007
                              --------------------------
                                        DATE

                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.